                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-PX

                 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-03420

Exact name of registrant as specified in charter:                      Oppenheimer Integrity Funds

Address of principal executive offices:                                6803 South Tucson Way
                                                                       Centennial, CO 80112

Name and address of agent for service:                                 Robert G. Zack, Executive Vice
                                                                       President and General Counsel
                                                                       OppenheimerFunds, Inc.
                                                                       Two World Financial Center
                                                                       225 Liberty Street
                                                                       New York, NY 10281-1008

Registrant's telephone number, including area code:                    303-768-3200

Date of fiscal year end:                                               12/31

Date of reporting period:                                              07/01/2007-06/30/2008

Item 1.                    Proxy Voting Record

========================== OPPENHEIMER CORE BOND FUND ==========================

Chesapeake Energy Corp.

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 6, 2008    Meeting Type: Annual
Record Date:  APR 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Aubrey K. McClendon        For       For        Management
1.2   Elect Director Don Nickles                For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Ratify Auditors                           For       For        Management
4     Declassify the Board of Directors         Against   For        Shareholder

                                                    SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                       Oppenheimer Integrity Funds, on behalf of Oppenheimer Core Bond Fund

By (Signature and Title)*: John V. Murphy
                                    John V. Murphy, President and Principal Executive Officer

Date:    August 15, 2008

*By:     /s/ Randy Legg
         Randy Legg, Attorney in Fact